INCOME TAXES - Loss from operations before income taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
INCOME TAXES
United States	$ (5,039)
Foreign	(12,087)	$ (23,133)
Loss before income taxes	$ (17,126)	$ (23,133)